Other Receivables, Net - Schedule of Other Receivables, Net (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule of Other Receivables, Net [Abstract]
Other receivables	$ 11,637	$ 91,231		$ 450,084
Less: Provision for credit losses			$ (164)	(1,288)	$ (729)
Total Other receivables, net	$ 11,637	$ 91,231		$ 448,796